Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 - SEGMENT INFORMATION

The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally. During the three months ended March 31, 2025 and 2024, the management reporting structure was composed of two strategic business units, mainly organized by services, led by the Company’s President and Chief Executive Officer, who is its Chief Operating Decision Maker. Using the accounting guidance on segment reporting, the Company determined that its two operating segments were aligned with its two reportable segments corresponding to its strategic business units.

On February 9, 2023, the Company purchased 40% of Lab Services MSO. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company. During the three months ended March 31, 2025 and 2024, the Company operated in two reportable business segments: (1) the real property operating segment, and (2) laboratory testing services segment (which ended on February 26, 2025) since Lab Services MSO’s operating results were regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. The Company regularly reviewed the operating results and performance of Lab Services MSO, which was the Company’s equity method investee.

The accounting policies for the segments are the same as those described in Note 3. Our reportable segments are aligned principally around the differences in services. Real property operating income is calculated by subtracting real property operating expenses from real property rental revenue; income from equity method investment - Lab Services MSO is calculated by subtracting amortization of intangible assets acquired from acquisition and distribution of earnings from equity investment from the Company’s share of Lab Services MSO’s net income. The assets and certain expenses related to corporate activities are not allocated to the segments. Information with respect to these reportable business segments for the three months ended March 31, 2025 and 2024 was as follows:

	Three Months Ended March 31, 2025
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$349,800	$-	$-	$349,800
Real property operating expenses	(280,390)	-	-	(280,390)
Real property operating income	69,410	-	-	69,410
Income from equity method investment - Lab Services MSO	-	392,677	-	392,677
Other operating expenses	(90,762)	-	(2,178,100)	(2,268,862)
Other (expense) income:
Interest expense	(194,307)	-	(365,711)	(560,018)
Other income (expense)	228	-	(115,546)	(115,318)
Net (loss) income	$(215,431)	$392,677	$(2,659,357)	$(2,482,111)

	Three Months Ended March 31, 2024
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$314,588	$-	$-	$314,588
Real property operating expenses	(263,126)	-	-	(263,126)
Real property operating income	51,462	-	-	51,462
Income from equity method investment - Lab Services MSO	-	107,469	-	107,469
Other operating expenses	(114,287)	-	(887,706)	(1,001,993)
Other (expense) income:
Interest expense	(194,307)	-	(324,700)	(519,007)
Other income (expense)	4	-	(5,448)	(5,444)
Net (loss) income	$(257,128)	$107,469	$(1,217,854)	$(1,367,513)

Identifiable long-lived tangible assets at March 31, 2025 and December 31, 2024	March 31, 2025	December 31, 2024
Real property operations	$6,990,058	$7,034,335
Corporate/Other	1,153	1,298
Total	$6,991,211	$7,035,633

Identifiable long-lived tangible assets at March 31, 2025 and December 31, 2024	March 31, 2025	December 31, 2024
United States	$6,990,058	$7,034,335
China	1,153	1,298
Total	$6,991,211	$7,035,633

NOTE 20 - SEGMENT INFORMATION

The segment reporting structure uses the Company’s management reporting structure as its foundation to reflect how the Company manages the businesses internally. The management reporting structure is composed of two strategic business units, mainly organized by services, led by the Company’s President and Chief Executive Officer, who is its Chief Operating Decision Maker. Using the accounting guidance on segment reporting, the Company determined that its two operating segments are aligned with its two reportable segments corresponding to its strategic business units.

On February 9, 2023, the Company purchased 40% of Lab Services MSO. Commencing from the purchase date, February 9, 2023, the Company was active in the management of Lab Services MSO. During the years ended December 31, 2024 and 2023, the Company operated in two reportable business segments: (1) the real property operating segment, and (2) laboratory testing services segment (which commenced with the purchase date, February 9, 2023) since Lab Services MSO’s operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. The Company regularly reviews the operating results and performance of Lab Services MSO, which is the Company’s equity method investee. See Note 22-Subsequent Events-Redemption Agreement.

The accounting policies for the segments are the same as those described in Note 3. Our reportable segments are aligned principally around the differences in services. Real property operating income is calculated by subtracting real property operating expenses from real property rental revenue; loss from equity method investment - Lab Services MSO is calculated by subtracting amortization of intangible assets acquired from acquisition and impairment of goodwill acquired from acquisition and distribution of earnings from equity investment from the Company’s share of Lab Services MSO’s net income. The assets and certain expenses related to corporate activities are not allocated to the segments.

Information with respect to these reportable business segments for the years ended December 31, 2024 and 2023 was as follows:

	Year Ended December 31, 2024
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$1,333,403	$-	$-	$1,333,403
Real property operating expenses	(1,065,574)	-	-	(1,065,574)
Real property operating income	267,829	-	-	267,829
Loss from equity method investment - Lab Services MSO	-	(846,588)	-	(846,588)
Other operating expenses	(354,311)	-	(3,994,662)	(4,348,973)
Other (expense) income:
Interest expense	(777,228)	-	(1,659,745)	(2,436,973)
Other expense	(80)	-	(538,609)	(538,689)
Net loss	$(863,790)	$(846,588)	$(6,193,016)	$(7,903,394)

	Year Ended December 31, 2023
	Real Property Operations	Lab Services MSO	Corporate / Other	Total
Real property rental revenue	$1,255,681	$-	$-	$1,255,681
Real property operating expenses	(1,017,493)	-	-	(1,017,493)
Real property operating income	238,188	-	-	238,188
Loss from equity method investment - Lab Services MSO	-	(8,571,647)	-	(8,571,647)
Other operating expenses	(347,356)	-	(7,072,868)	(7,420,224)
Other (expense) income:
Interest expense	(918,885)	-	(432,617)	(1,351,502)
Other income	15	-	398,160	398,175
Net loss	$(1,028,038)	$(8,571,647)	$(7,107,325)	$(16,707,010)
Identifiable long-lived tangible assets at December 31, 2024 and 2023	December 31, 2024	December 31, 2023
Real property operations	$7,034,335	$7,211,641
Corporate/Other	1,298	17,846
Total	$7,035,633	$7,229,487

Identifiable long-lived tangible assets at December 31, 2024 and 2023	December 31, 2024	December 31, 2023
United States	$7,034,335	$7,227,533
China	1,298	1,954
Total	$7,035,633	$7,229,487